Convertible loan notes	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Convertible loan notes
21. Convertible loan notes

	December 31,
	2021	2020
	£’000s	£’000s
Novartis Loan Note	3,771	3,196
Loan Notes – private placement	10,613	12,946

Total	14,384	16,142

Current	—	—
Non-current	14,384	16,142
Convertible loan notes
On February 10, 2020, the Company entered into a convertible equity financing with Novartis Pharma (AG) (“Novartis”) under which Novartis purchased a £3.8 million convertible loan note (the “Novartis Loan Note”).
The Novartis Loan Note is convertible at the discretion of the holder, at a fixed price of £0.265 per ordinary share and bears an interest rate of 6% per annum with a maturity date of February 2025. In connection with the Novartis Loan Note, the Company issued 1,449,614 warrants which are exercisable until February 2025 at an exercise price of £0.265.
Loan Notes – private placement
The initial issuance of Loan Notes in an aggregate principal amount of £40.5 million were issued on June 3, 2020 and formed part of the private placement transaction (Note 19) were classified as a financial liability on initial recognition.
Non-closely
related embedded derivatives relating to the conversion feature, term-extension and change of control features were bifurcated and accounted for at FVTPL, with the debt host contract being measured at amortized cost.
The fair value of the embedded derivative liability was £11.9 million on initial recognition and the fair value of the liability component was £24.4 million (net of transaction costs). In 2020, between initial recognition and the passing of the Resolutions (Note 19), changes in the fair value of the embedded derivative totaling £63.2 million were recognized as an expense in the consolidated statement of comprehensive income/(loss).
The Loan Notes were not convertible until certain Resolutions were passed at the Company’s general meeting on June 30, 2020, following which Loan Notes in an aggregate principal amount of £21.7 million (together with accrued interest) were automatically converted into 125,061,475 ordinary shares. Accordingly, a reduction in interest bearing loans of £13.3 million together with the derecognition of the embedded derivative relating to the conversion feature of £41.6 million was recognized; no gain or loss was recognized on conversion. The remaining portion of the embedded derivative relating to the conversion feature attributable to the Loan Notes outstanding of £33.5 million was reclassified to equity to reflect the effective change in the terms of the feature following the passing of the Resolutions.
The movements in the carrying value of the liability component of the Loan Notes is included in the table below. Refer to Note 22 for details of Loan Notes converted to equity.

	Year ended December 31,
	2021	2020
	£’000s	£’000s
January 1	12,946	—
Issued	—	24,417
Interest charge	2,974	1,803
Converted to equity	(5,307)	(13,274)

December 31	10,613	12,946

The movements in the carrying value of the embedded derivative relating to the conversion feature in the year-ended 2020 is included in the table below. There were no movements in the carrying value of the embedded derivative in the year-ended December 31, 2021 following the reclassification to equity on June 30, 2020.

Year ended December 31,
2020
£’000s
January 1	—
Arising during the year	11,913
Change in fair value	63,158
Reclassified to equity	(75,071)

December 31	—

The change in fair value of the embedded derivative liability represented an unrealized loss (recognized within fair value changes on derivative financial instruments held at FVTPL) in the consolidated statement of comprehensive income/(loss) in the year ended December 31, 2020.
The fair value of the embedded derivative was determined by comparing the fair value of the hybrid instrument and the fair value of the host debt, which excludes the conversion features, using a discounted cash flow model as well as Black-Scholes model for the hybrid contract. Inputs into the models used to fair value the embedded derivative at inception (June 3, 2020), at conversion (June 30, 2020) and at the balance sheet date are as follows:

	December 31, 2020	June 30, 2020	June 3, 2020
Expected volatility	—	61	61
Risk-free interest rate (%)	—	0.19	0.27
Credit spread %	—	1.86	2.01
Expected life	—	3	3
Market price of ordinary shares (£)	—	0.46	0.19
Probability of resolutions passing (%)	—	100	90
Models used	—	Discounted cash flow/Black-Scholes model	Discounted cash flow/Black-Scholes model
Volatility was estimated by reference to the
one-month
historical volatility of the share price of the Company. The credit spread was determined based on the estimate of an implied credit rating of the Company between B and C. The volatility and credit spread are key unobservable inputs that require significant judgment and, therefore, the embedded derivatives were categorized within level 3 of the fair value hierarchy.